LEASES (Tables)	6 Months Ended
Dec. 31, 2019
LEASES
Summary of reconciliation to the opening balance for the lease liabilities

Lease liability
Operating lease commitments as at June 30,2019	782,791
Discounted using the lessee’s incremental borrowing rate of at the date of initial application	674,360
Add: finance lease liabilities recognized as at June 30,2019	848,817
Lease liability recognized as at 1 July 2019	1,523,177

Lease Liabilities
Non-current	664,980
Current	858,197
Total	1,523,177

Reconciliation of righ-of-use leased assets from beginning of period to end of period

Right-of-use leased asset	12/31/2019
Cost
Book value at the beginning of the period	—
Additions for initial application of IFRS 16	1,523,177
Additions of the period	351,731
Book value at the end of the period	1,874,908

Depreciation
Accumulated depreciation at the beginning of the period	759,045
Depreciation of the period	308,030
Accumulated depreciation at the end of the period	1,067,075
Total	807,833

Reconciliation of lease liability from beginning of period to end of period
Lease liability	12/31/2019
Book value at the beginning of the period	—
Additions for initial application of IFRS 16	1,523,177
Additions of the period	279,862
Interest expenses, exchange differences and inflation effects	(373,813)
Payments of the period	(243,414)
Total	1,185,812

Lease Liabilities	12/31/2019
Non-current	528,179
Current	657,633
Total	1,185,812

Schedule of right-of-use leased assets

	12/31/2019	7/1/2019
Machinery and equipment	413,321	413,321
Vehicles	384,438	384,438
Equipment and computer software	390,125	390,125
Land and buildings	687,024	335,293
	1,874,908	1,523,177